Concentration of Major Customers and Suppliers (Details)	12 Months Ended
	Dec. 31, 2019 Customers Sub_contractor Supplier General_contractor	Dec. 31, 2018 Customers Sub_contractor Supplier General_contractor	Dec. 31, 2017 Customers Sub_contractor Supplier General_contractor
Concentration of Major Customers and Suppliers (Textual)
Concentration risk, percentage	100.00%
Number of customers | Customers	3	4	4
Number of sub contractor | Sub_contractor	2	6	3
Number of suppliers | Supplier	3	3	1
Number of general contractor | General_contractor	2	2	2
Major Customer [Member]
Concentration of Major Customers and Suppliers (Textual)
Concentration risk, percentage	24.00%	13.00%	22.00%
Major Customer [Member] | Sales Revenue, Net [Member]
Concentration of Major Customers and Suppliers (Textual)
Concentration risk, percentage	24.00%	13.00%
Major Customer One [Member]
Concentration of Major Customers and Suppliers (Textual)
Concentration risk, percentage	21.00%	12.00%	21.00%
Major Customer One [Member] | Sales Revenue, Net [Member]
Concentration of Major Customers and Suppliers (Textual)
Concentration risk, percentage	21.00%	12.00%	22.00%
Major Customer Two [Member]
Concentration of Major Customers and Suppliers (Textual)
Concentration risk, percentage	16.00%	11.00%	13.00%
Major Customer Two [Member] | Sales Revenue, Net [Member]
Concentration of Major Customers and Suppliers (Textual)
Concentration risk, percentage	16.00%	11.00%	21.00%
Sub-contractors [Member]
Concentration of Major Customers and Suppliers (Textual)
Concentration risk, percentage	25.00%	21.00%
Sub Contractor One [Member]
Concentration of Major Customers and Suppliers (Textual)
Concentration risk, percentage	24.00%	19.00%	44.00%
General contractors [Member]
Concentration of Major Customers and Suppliers (Textual)
Concentration risk, percentage	54.00%	58.00%	58.00%
General contractors One [Member]
Concentration of Major Customers and Suppliers (Textual)
Concentration risk, percentage	43.00%	42.00%	42.00%
Supplier [Member] | Accounts Payable [Member]
Concentration of Major Customers and Suppliers (Textual)
Concentration risk, percentage	10.00%	34.00%	18.00%
Supplier [Member] | Advance to suppliers [Member]
Concentration of Major Customers and Suppliers (Textual)
Concentration risk, percentage		10.00%
Supplier One [Member] | Accounts Payable [Member]
Concentration of Major Customers and Suppliers (Textual)
Concentration risk, percentage	22.00%	21.00%
Supplier Two [Member] | Accounts Payable [Member]
Concentration of Major Customers and Suppliers (Textual)
Concentration risk, percentage	15.00%	15.00%
Supplier Concentration Risk Three [Member] | Accounts Payable [Member]
Concentration of Major Customers and Suppliers (Textual)
Concentration risk, percentage	11.00%
Major Customer Three [Member]
Concentration of Major Customers and Suppliers (Textual)
Concentration risk, percentage		10.00%	10.00%
Major Customer Three [Member] | Sales Revenue, Net [Member]
Concentration of Major Customers and Suppliers (Textual)
Concentration risk, percentage		10.00%	13.00%
Sub Contractor Two [Member]
Concentration of Major Customers and Suppliers (Textual)
Concentration risk, percentage		18.00%	18.00%
Sub Contractor Three [Member]
Concentration of Major Customers and Suppliers (Textual)
Concentration risk, percentage		16.00%	16.00%
Sub Contractor Four [Member]
Concentration of Major Customers and Suppliers (Textual)
Concentration risk, percentage		15.00%
Sub Contractor Five [Member]
Concentration of Major Customers and Suppliers (Textual)
Concentration risk, percentage		11.00%
Major Customer Four [Member] | Sales Revenue, Net [Member]
Concentration of Major Customers and Suppliers (Textual)
Concentration risk, percentage			10.00%
Advance to suppliers [Member] | Accounts Payable [Member]
Concentration of Major Customers and Suppliers (Textual)
Concentration risk, percentage			17.00%